Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Australia: 9.6%
59,206		ADBRI Ltd.	$105,583	0.0
140,473	(1)	Allkem Ltd.	1,133,110	0.5
28,019		ALS Ltd.	230,132	0.1
33,892		Australian Clinical Labs Ltd.	125,824	0.1
12,310		Ava Risk Group Ltd.	2,286	0.0
97,116		Bank of Queensland Ltd.	514,345	0.2
310,498		Base Resources Ltd.	66,168	0.0
676,667		Beach Energy Ltd.	872,034	0.4
20,719		Beacon Lighting Group Ltd.	34,670	0.0
1,114,951		Beacon Minerals Ltd.	23,371	0.0
89,246		BlueScope Steel Ltd.	1,048,317	0.5
15,525		Challenger Ltd.	76,690	0.0
42,495		Charter Hall Group	384,031	0.2
15,629		Clinuvel Pharmaceuticals Ltd.	207,099	0.1
164,946		CSR Ltd.	529,362	0.2
41,393		Data#3 Ltd.	180,286	0.1
58,854		Deterra Royalties Ltd.	179,634	0.1
12,368	(1)	DGL Group Ltd./Au	21,699	0.0
6,459		EBOS Group Ltd.	160,496	0.1
87,846		Elders Ltd.	698,042	0.3
133,960		Estia Health Ltd.	187,196	0.1
106,443		Evolution Mining Ltd.	196,630	0.1
16,365		GR Engineering Services Ltd.	24,355	0.0
53,562		Grange Resources Ltd.	42,352	0.0
404,092		Healius Ltd.	1,101,004	0.5
156,949		Horizon Oil Ltd.	15,472	0.0
226,300		Iluka Resources Ltd.	1,535,903	0.7
122,226		Image Resources NL	13,237	0.0
357,197		Incitec Pivot Ltd.	910,082	0.4
15,922		JB Hi-Fi Ltd.	471,457	0.2
128,714		Jupiter Mines Ltd.	17,917	0.0
37,232		MACA Ltd.	26,160	0.0
115,297		Macmahon Holdings Ltd.	11,703	0.0
71,541	(1)	Metals X Ltd.	15,907	0.0
20,594		Mineral Resources Ltd.	784,715	0.4
291,304		Myer Holdings Ltd.	96,096	0.0
493,079		New Hope Corp., Ltd.	1,527,598	0.7
302,973		Nine Entertainment Co. Holdings Ltd.	442,028	0.2
93,803		Nufarm Ltd.	341,617	0.2
1,805		Objective Corp. Ltd.	19,382	0.0
165,850	(1)	OceanaGold Corp.	301,769	0.2
13,689	(1)	OFX Group Ltd.	26,015	0.0
57,402		OM Holdings Ltd.	25,981	0.0
38,177		Orica Ltd.	452,483	0.2
61,824		Orora Ltd.	154,754	0.1
56,353		OZ Minerals Ltd.	752,608	0.3
46,859		Pact Group Holdings Ltd.	66,657	0.0
102,959		Pendal Group Ltd.	348,694	0.2
63,070		Perenti Global Ltd.	25,444	0.0
65,563		Perseus Mining Ltd.	77,812	0.0
136,679		Reliance Worldwide Corp. Ltd.	427,035	0.2
84,304		Ridley Corp. Ltd.	99,938	0.0
72,961		Sandfire Resources Ltd.	235,456	0.1
33,820		Seven Group Holdings Ltd.	419,024	0.2
268,918		Shopping Centres Australasia Property Group	561,225	0.3
226,300	(1)	Sierra Rutile Holdings Ltd.	50,597	0.0
40,764		Sims Metal Management Ltd.	423,904	0.2
57,661		SRG Global Ltd.	28,231	0.0
51,287		Super Retail Group Ltd.	358,024	0.2
66,097		Technology One Ltd.	548,425	0.2
395,710		Whitehaven Coal Ltd.	1,742,263	0.8
			21,500,329	9.6

		Austria: 0.3%
1,638		Addiko Bank AG	17,256	0.0
10,642		Andritz AG	497,935	0.2
1,877		Palfinger AG	46,520	0.0
908		Schoeller-Bleckmann Oilfield Equipment AG	51,919	0.1
600		UBM Development AG	20,673	0.0
621		Zumtobel AG	4,437	0.0
			638,740	0.3

		Belgium: 0.1%
103	(1)	AGFA-Gevaert NV	373	0.0
533	(1)	Cie d'Entreprises CFE	5,208	0.0
12,452		Deceuninck NV	32,269	0.0
533	(1)	Dredging Environmental & Marine Engineering NV	61,622	0.1
7,585		Econocom Group SA/NV	25,804	0.0
2,052		Ion Beam Applications	35,820	0.0
258		Picanol	18,722	0.0
478		Sipef NV	27,802	0.0
651		Wereldhave Belgium Comm VA	34,798	0.0
			242,418	0.1

		Brazil: 0.7%
28,800		Cia de Saneamento do Parana	103,086	0.1
181,400		Transmissora Alianca de Energia Eletrica SA	1,422,002	0.6
			1,525,088	0.7

		Canada: 12.7%
151,500	(1)	Advantage Energy Ltd.	1,302,577	0.6
4,117		AGF Management Ltd.	20,094	0.0
43,265		Alamos Gold, Inc.	341,917	0.2
2,800		Algoma Steel Group, Inc.	25,801	0.0
94,860		ARC Resources Ltd.	1,330,433	0.6
46,600		Artis Real Estate Investment Trust	424,315	0.2
2,889		Atco Ltd.	106,779	0.1
24,920	(1)	ATS Automation Tooling Systems, Inc.	789,119	0.4
15,304	(1)	AutoCanada, Inc.	309,773	0.1
12,594	(1)	Ballard Power Systems, Inc.	101,102	0.1
128,753		Birchcliff Energy Ltd.	989,364	0.4
19,409		Bird Construction, Inc.	110,341	0.1
22,700		Black Diamond Group Ltd.	66,653	0.0
34,993		Boardwalk Real Estate Investment Trust	1,334,628	0.6

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

27,100	(1)	Bonterra Energy Corp.	204,221	0.1
200		Bridgemarq Real Estate Services	2,082	0.0
14,684		BRP, Inc.	1,116,881	0.5
60,790	(1)	Canfor Corp.	1,293,606	0.6
5,900	(1)	Canfor Pulp Products, Inc.	25,801	0.0
2,600		Capital Power Corp.	100,179	0.1
130,752	(1)	Capstone Copper Corp.	295,087	0.1
94,000		Cardinal Energy Ltd.	682,675	0.3
92,375	(1)	Celestica, Inc.	973,128	0.4
46,178		CES Energy Solutions Corp.	95,922	0.0
2,369	(1)	Cipher Pharmaceuticals, Inc.	4,052	0.0
830		Cogeco, Inc.	44,230	0.0
2,881		Colliers International Group, Inc.	359,790	0.2
117,400	(1)	Crew Energy, Inc.	513,404	0.2
7,730	(1)	Descartes Systems Group, Inc./The	533,986	0.2
1,100		DREAM Unlimited Corp.	28,347	0.0
71,627		Dundee Precious Metals, Inc.	346,235	0.2
55,800		ECN Capital Corp.	260,579	0.1
50,775		Element Financial Corp.	582,869	0.3
32,300	(1)	Ensign Energy Services, Inc.	87,021	0.0
10,508		Exco Technologies Ltd.	71,719	0.0
78,809		Finning International, Inc.	1,723,206	0.8
1,808		Guardian Capital Group Ltd.	41,623	0.0
73,600		H&R Real Estate Investment Trust	775,342	0.4
101,884	(1)	Headwater Exploration, Inc.	494,084	0.2
27,837		High Arctic Energy Services, Inc.	33,694	0.0
6,900	(1)	Indigo Books & Music, Inc.	17,781	0.0
1,532		Information Services Corp.	23,939	0.0
25,000	(1)	Interfor Corp.	617,313	0.3
20,900	(1)	Kelt Exploration Ltd.	112,289	0.1
10,600	(1)	Knight Therapeutics, Inc.	47,928	0.0
400		Lassonde Industries, Inc.	37,796	0.0
15,221		Laurentian Bank of Canada	496,728	0.2
4,600		Leon's Furniture Ltd.	59,990	0.0
6,000		Linamar Corp.	273,539	0.1
3,000	(1)	Lucara Diamond Corp.	1,523	0.0
35,700	(1)	Major Drilling Group International	267,356	0.1
6,130	(1)	Mandalay Resources Corp.	13,260	0.0
10,700		Martinrea International, Inc.	78,043	0.0
14,600	(1)	MEG Energy Corp.	201,006	0.1
2,200		Melcor Developments Ltd.	24,172	0.0
28,078		Methanex Corp.	1,044,579	0.5
800		Morguard Corp.	69,070	0.0
659		Mullen Group Ltd.	7,514	0.0
20,568		Neo Performance Materials, Inc.	233,700	0.1
2,800		North West Co., Inc./The	75,393	0.0
14,100	(1)	O3 Mining, Inc.	19,710	0.0
52,724	(1)	Obsidian Energy Ltd.	449,608	0.2
41,054		Parex Resources, Inc.	764,302	0.3
10,300		Pason Systems, Inc.	123,708	0.1
23,900		PHX Energy Services Corp.	109,744	0.1
5,777		Polaris Renewable Energy, Inc.	100,377	0.1
1,278	(1)	Precision Drilling Corp.	87,106	0.0
52,450		Primaris Real Estate Investment Trust	542,706	0.2
36,218		Russel Metals, Inc.	778,353	0.4
1,718	(1)	Sierra Wireless	42,744	0.0
21,000		Stelco Holdings, Inc.	592,667	0.3
13,475		Stella-Jones, Inc.	399,973	0.2
217,516	(1)	Taseko Mines Ltd.	241,443	0.1
1,809		Tidewater Midstream and Infrastructure Ltd.	1,752	0.0
15,400		Total Energy Services, Inc.	92,721	0.0
38,720		TransAlta Corp.	443,275	0.2
26,014		TransGlobe Energy Corp.	100,414	0.1
68,547		Tricon Residential, Inc.	745,128	0.3
12,803	(1)	Uni-Select, Inc.	369,828	0.2
19,031		Vermilion Energy, Inc.	492,067	0.2
200		VersaBank	1,471	0.0
1,100		Wajax Corp.	17,936	0.0
15,900		Western Forest Products, Inc.	18,501	0.0
12,000		Westshore Terminals Investment Corp.	317,957	0.1
			28,499,069	12.7

		China: 1.2%
10,187		China Yuchai International Ltd.	89,544	0.1
111,072		Ever Reach Group Holdings Co. Ltd.	8,773	0.0
6,424		G-bits Network Technology Xiamen Co. Ltd. - A Shares	339,047	0.2
239,739	(1)	Goodbaby International Holdings Ltd.	28,110	0.0
909,897		Greenland Hong Kong Holdings Ltd.	105,514	0.1
498,784	(1)	Harbin Electric Co. Ltd. - H Shares	144,315	0.1
132,956		Henan Jinma Energy Co. Ltd. - H Shares	57,363	0.0
110,000		Henan Lingrui Pharmaceutical Co. - A Shares	192,067	0.1
73,800		Hubei Jumpcan Pharmaceutical Co. Ltd. - A Shares	265,785	0.1
115,200		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	188,742	0.1
154,000		Jutal Offshore Oil Services Ltd.	10,223	0.0
87,000		Lansen Pharmaceutical Holdings Ltd.	15,516	0.0
314,000		Natural Food International Holding Ltd.	22,812	0.0
78,689		Pacific Online Ltd.	10,743	0.0
631,200		SGIS Songshan Co. Ltd. - A Shares	320,462	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

79,900		Shandong Publishing & Media Co. Ltd. - A Shares	70,758	0.0
662,883	(1)	Suzhou Gold Mantis Construction Decoration Co. Ltd. - A Shares	485,092	0.2
368,000		Ten Pao Group Holdings Ltd.	53,501	0.0
38,932		Xingfa Aluminium Holdings Ltd.	42,156	0.0
319,000	(1)	Xiwang Special Steel Co. Ltd. - H Shares	6,938	0.0
126,117	(1)	Zengame Technology Holding Ltd. - H Shares	24,946	0.0
229,500		Zhejiang Semir Garment Co. Ltd. - A Shares	181,829	0.1
			2,664,236	1.2

		Denmark: 1.1%
55,400	(1)	ALK-Abello A/S	1,106,101	0.5
10,522		D/S Norden	459,155	0.2
46,210		H Lundbeck A/S	228,398	0.1
9,853	(1)	Jyske Bank	515,672	0.2
238		North Media A/S	2,487	0.0
1,521		Skjern Bank	22,837	0.0
1,402		Solar A/S	131,851	0.1
1,819		Sparekassen Sjaelland-Fyn AS	39,237	0.0
			2,505,738	1.1

		Egypt: 0.0%
234,266	(1)	Emaar Misr for Development SAE	29,504	0.0

		Finland: 0.8%
596		Alandsbanken Abp	17,717	0.0
1,202		Alma Media Oyj	12,580	0.0
1,699		Aspo Oyj	13,075	0.0
3,554		Digia Oyj	26,985	0.0
3,160		eQ Oyj	72,667	0.0
1,668		Fiskars OYJ Abp	32,949	0.0
22,690	(1)	F-Secure Oyj	70,382	0.0
519	(1)	Incap Oyj	8,292	0.0
3,535		Marimekko Oyj	49,142	0.0
40,576		Oriola Oyj	82,360	0.1
442		Ponsse Oyj	11,881	0.0
11	(1)	QT Group Oyj	890	0.0
1,638	(2)	Rapala VMC Oyj	9,459	0.0
3		Relais Group Oyj	49	0.0
7,133		Taaleri Oyj	76,256	0.1
19,849		TietoEVRY Oyj	539,889	0.2
1,047		Titanium Oyj	14,607	0.0
1,217		Vaisala OYJ	56,097	0.0
27,531		Valmet OYJ	766,112	0.4
22,690	(1)	WithSecure Oyj	41,186	0.0
			1,902,575	0.8

		France: 6.6%
4,965		ABC arbitrage	35,521	0.0
5,101		Arkema SA	483,244	0.2
606		Assystem	22,793	0.0
574	(1)	Bilendi	15,781	0.0
2,266		Biosynex	35,879	0.0
1,451		Boiron SA	67,847	0.0
45,372		Catana Group	339,018	0.2
5,282		CBO Territoria	19,615	0.0
678		Cegedim SA	14,523	0.0
21,966		Coface SA	230,046	0.1
26,206	(1)	Criteo SA ADR	665,632	0.3
5,142		Dassault Aviation SA	735,419	0.3
304		Delta Plus Group	22,375	0.0
3,156		Derichebourg SA	20,116	0.0
10,785		Edenred	553,597	0.3
10,374		Eiffage SA	973,482	0.4
39,564		Elis SA	590,524	0.3
2,940		Eramet SLN	311,217	0.1
223		Esker SA	33,497	0.0
9,275	(1)	Euroapi SA	156,468	0.1
699	(1)	Eurobio Scientific SA	14,020	0.0
21,222	(1)	Faurecia SE	383,586	0.2
314		Fountaine Pajot SA	33,092	0.0
1,618	(1)	GL Events	30,971	0.0
342		Groupe Crit	21,355	0.0
16,767		Groupe SFPI	45,319	0.0
941		Guerbet	19,379	0.0
1,118		Infotel SA	61,246	0.0
14,347		Ipsen SA	1,451,297	0.6
8,498		Jacquet Metals SACA	153,068	0.1
38,322		Klepierre SA	851,513	0.4
13,029	(3)	La Francaise des Jeux SAEM	465,368	0.2
1,827		Manitou BF SA	34,731	0.0
183		Manutan International	12,531	0.0
698		Neurones	24,933	0.0
6,427		Nexans SA	617,277	0.3
15,694		Nexity SA	385,674	0.2
1,378		Piscines Desjoyaux SA	28,127	0.0
3,072	(1)	ReWorld Media SA	21,405	0.0
86,202		Rexel SA	1,532,015	0.7
435		Savencia SA	25,608	0.0
3,033		Serge Ferrari SAS	40,699	0.0
19,812		SES S.A. - Receipt	149,516	0.1
489		Societe BIC S.A.	27,630	0.0
3,996	(1)	SOITEC	639,624	0.3
4,604		Sopra Steria Group SACA	767,167	0.3
28,269		SPIE SA	678,876	0.3
758		Stef SA	72,281	0.1
1,286		Synergie SE	38,511	0.0
1,757		Trigano SA	171,914	0.1
66,392	(1)	Vallourec SA	615,187	0.3
566		Vetoquinol SA	70,921	0.1
157		Virbac SA	57,989	0.0
4		Wendel SE	368	0.0
			14,869,792	6.6

		Germany: 6.5%
20,049		Aixtron SE	518,322	0.2
955		Atoss Software AG	150,692	0.1
12,271		Aurubis AG	885,927	0.4
13,929		Bechtle AG	644,268	0.3
6,917		Carl Zeiss Meditec AG	1,009,462	0.5
670		Datagroup SE	51,074	0.0
6,424		Dermapharm Holding SE	361,917	0.2
59,382	(3)	Deutsche Pfandbriefbank AG	548,886	0.2
8,439	(1)	Ernst Russ AG	39,030	0.0
32,900		Freenet AG	774,682	0.3
16,750		GEA Group AG	625,235	0.3
7,760	(2)	Gerresheimer AG	466,106	0.2
853	(1)	Gesco AG	22,951	0.0
3,585		GFT Technologies AG	162,023	0.1
4,270	(1)	H&R GmbH & Co. KGaA	28,018	0.0
975		Hawesko Holding AG	41,853	0.0
89,863	(1)	Heidelberger Druckmaschinen AG	137,920	0.1
3,455		Hornbach Holding AG & Co. KGaA	271,182	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

17,578		Hugo Boss AG	1,038,722	0.5
2,096		IVU Traffic Technologies AG	34,550	0.0
53,340		K+S AG	1,124,735	0.5
2,290	(1)	Koenig & Bauer AG	34,734	0.0
1,156		Krones AG	100,722	0.0
10,598		LANXESS AG	389,748	0.2
2,638		Nemetschek SE	176,604	0.1
103		New Work SE	13,787	0.0
39		Paul Hartmann AG	11,798	0.0
471		Pfeiffer Vacuum Technology AG	74,470	0.0
46,195		ProSiebenSat.1 Media SE	395,091	0.2
2,168		PSI Software AG	54,185	0.0
10,580		Rheinmetall AG	1,940,123	0.9
16,423		Salzgitter AG	418,139	0.2
492		Stemmer Imaging AG	17,139	0.0
10,694		Suedzucker AG	150,863	0.1
148		Surteco SE	3,551	0.0
28,113	(2)	TAG Immobilien AG	311,330	0.1
14,337		United Internet AG	377,652	0.2
737		USU Software AG	12,994	0.0
5,089		VERBIO Vereinigte BioEnergie AG	315,814	0.1
5,713		Wacker Chemie AG	860,067	0.4
			14,596,366	6.5

		Greece: 0.0%
3,148		Autohellas Tourist and Trading SA	30,986	0.0
2,038		Piraeus Port Authority	32,112	0.0
7,911		Thrace Plastics Holding and Co.	31,060	0.0
			94,158	0.0

		Guernsey: 0.2%
252,881		Balanced Commercial Property Trust Ltd	369,465	0.2

		Hong Kong: 2.0%
106,000		Analogue Holdings Ltd.	16,879	0.0
46,100		ASMPT Ltd	367,308	0.2
236,044		Build King Holdings Ltd.	23,747	0.0
372,000		China Merchants Land Ltd.	30,834	0.0
80,000		Computer & Technologies Holdings Ltd.	25,172	0.1
1,703		Computime Group Ltd.	130	0.0
14,000		Fairwood Holdings Ltd.	23,879	0.0
771,406		Fountain SET Hldgs	106,004	0.0
66,000		FSE Services Group Ltd.	42,674	0.0
34,303		GDH Guangnan Holdings Ltd.	2,710	0.0
166,000		Gemdale Properties & Investment Corp. Ltd.	13,734	0.0
59,853		HKR International Ltd.	20,426	0.0
232,000	(1)	Hop Fung Group Holdings Ltd.	3,842	0.0
147,000		Hysan Development Co., Ltd.	450,642	0.2
14,500		Johnson Electric Holdings Ltd.	18,541	0.0
411,683		K Wah International Holdings Ltd.	153,067	0.1
20,000		Kerry Properties Ltd.	48,103	0.0
59,500		Lee's Pharmaceutical Holdings Ltd.	14,626	0.0
357,500		LK Technology Holdings Ltd.	624,569	0.3
46,818		Luk Fook Holdings International Ltd.	114,312	0.1
35,701		Lung Kee Bermuda Holdings	12,734	0.0
244,000	(1)	Midland Holdings Ltd.	22,672	0.0
10,377		Million Hope Industries Holdings Ltd.	674	0.0
2,209,991		Pacific Basin Shipping Ltd.	1,056,898	0.5
415,000		PAX Global Technology Ltd.	388,280	0.2
118,000		Pico Far East Holdings Ltd.	16,689	0.0
96,000		Plover Bay Technologies Ltd.	35,056	0.0
20,146	(1)	Renaissance Asia Silk Road Group Ltd.	719	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	173	0.0
94,851		Road King Infrastructure	55,199	0.0
87,913	(1),(4)	S&C Engine Group Ltd.	–	–
196,229	(1)	Shun TAK Holdings Ltd.	36,786	0.0
1,298,000		Singamas Container Holdings Ltd.	157,413	0.1
8,613		Soundwill Holdings Ltd.	7,132	0.0
294,476		Sun Hung Kai & Co. Ltd.	135,778	0.1
321,180		Tang Palace China Holdings Ltd.	21,685	0.0
38,500		Texhong Textile Group Ltd.	35,830	0.0
304,470		Texwinca Holdings Ltd.	56,309	0.0
3,644,629	(1)	Tongda Group Holdings Ltd.	62,663	0.0
392,000		United Laboratories International Holdings Ltd.	206,796	0.1
212,000		Vedan International Holdings Ltd.	17,014	0.0
16,144		Wai Kee Holdings Ltd.	5,512	0.0
			4,433,211	2.0

		India: 0.2%
25,620	(1),(4)	Geodesic Ltd.	–	–
20,672		GHCL Ltd.	168,736	0.1
109,687		Gujarat State Fertilisers & Chemicals, Ltd.	219,716	0.1
4,037		LG Balakrishnan & Bros Ltd.	35,965	0.0
11,323		Orient Cement Ltd.	16,671	0.0
5,137		Sarda Energy & Minerals Ltd.	62,064	0.0
21,379	(1),(4)	Varun Industries Ltd.	–	–
596		VST Industries Ltd.	24,076	0.0
1,464		WPIL Ltd.	19,223	0.0
			546,451	0.2

		Indonesia: 0.6%
1,196,400		Adaro Energy Indonesia Tbk PT	262,703	0.1
2,468,300	(1)	Alam Sutera Realty Tbk PT	27,659	0.0
312,800		Arwana Citramulia Tbk PT	21,194	0.0
354,600		Austindo Nusantara Jaya Tbk PT	20,321	0.0
167,366		Baramulti Suksessarana Tbk PT	45,586	0.0
121,600		Bumitama Agri Ltd.	52,816	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

1,837,700		Ciputra Development Tbk PT	114,605	0.1
34,300		Indo-Rama Synthetics Tbk PT	19,830	0.0
485,100	(1)	Mitrabahtera Segara Sejati Tbk PT	33,697	0.0
1,482,035	(1)	Mulia Industrindo Tbk PT	61,511	0.1
2,989,600		Panin Financial Tbk PT	79,010	0.0
672,600		Pelita Samudera Shipping Tbk PT	29,702	0.0
2,350,632		Perusahaan Gas Negara Tbk PT	266,878	0.1
287,300		Prima Andalan Mandiri Tbk PT	136,556	0.1
688,700		Salim Ivomas Pratama Tbk PT	21,840	0.0
4,102,100		Summarecon Agung Tbk PT	167,628	0.1
			1,361,536	0.6

		Ireland: 0.8%
135,777		Bank of Ireland Group PLC	777,695	0.3
111,227	(1)	Dalata Hotel Group PLC - DHGI	409,835	0.2
46,128		Glanbia Plc	542,166	0.3
			1,729,696	0.8

		Israel: 2.3%
18,678	(1)	B Communications Ltd.	93,532	0.1
475,289		Bezeq Israeli Telecommunication Corp., Ltd.	813,764	0.4
819	(1),(2)	Camtek Ltd./Israel	23,874	0.0
602		Dor Alon Energy in Israel 1988 Ltd.	22,517	0.0
177		Duniec Brothers Ltd.	11,705	0.0
1,360		Electra Real Estate Ltd.	22,452	0.0
1,685		FIBI Holdings Ltd.	78,355	0.0
641	(2)	FMS Enterprises Migun Ltd.	20,476	0.0
4,079		Hamat Group Ltd.	40,524	0.0
2,076		Ilex Medical Ltd.	71,228	0.0
31,411	(1)	Inmode Ltd.	1,044,102	0.5
26,801		Isracard Ltd.	83,783	0.1
854		Ituran Location and Control Ltd.	21,692	0.0
2,202		Kerur Holdings Ltd.	54,184	0.0
926		Levinstein Properties Ltd.	29,528	0.0
14	(1)	Melisron Ltd.	1,059	0.0
1,723	(1)	Menora Mivtachim Holdings Ltd.	34,487	0.0
1,735	(1)	Neto Malinda Trading Ltd.	65,472	0.0
367		Neto ME Holdings Ltd.	20,218	0.0
66,975	(1)	Perion Network Ltd.	1,254,442	0.6
16,261	(1)	RADWARE Ltd.	376,117	0.2
50,500		Sarine Technologies Ltd.	14,823	0.0
1,149	(1)	Silicom Ltd.	48,246	0.0
671		Tadiran Group Ltd.	103,815	0.1
1,757	(1)	Taro Pharmaceuticals Industries, Ltd.	62,707	0.0
446		Telsys Ltd.	20,753	0.0
14,076		ZIM Integrated Shipping Services Ltd.	701,266	0.3
			5,135,121	2.3

		Italy: 1.7%
1,156		ACEA SpA	16,693	0.0
15,683	(1)	Aeffe SpA	23,660	0.0
2,706		Aquafil SpA	17,544	0.0
18,469		Arnoldo Mondadori Editore SpA	32,028	0.0
6,083		Banca IFIS SpA	81,844	0.0
166,485		Banco BPM SpA	431,207	0.2
26,332		Buzzi Unicem SpA	481,429	0.2
3,190		Danieli & C Officine Meccaniche SpA	45,253	0.0
6,704		El.En. SpA	100,675	0.1
26,705	(1)	Elica SpA	77,513	0.0
219,073		Iren SpA	412,846	0.2
110,317		Leonardo SpA	1,033,291	0.5
7,459		Orsero SpA	110,167	0.1
943		Pharmanutra SpA	64,904	0.0
1,871		Prima Industrie SpA	43,139	0.0
5,821		Reply SpA	766,311	0.4
7,403	(1)	Servizi Italia SpA	10,132	0.0
29,520	(1)	Sogefi S.p.A.	27,706	0.0
729		Somec SpA	23,390	0.0
			3,799,732	1.7

		Japan: 17.5%
71,700		AEON Financial Service Co., Ltd.	784,971	0.4
786		Aichi Tokei Denki Co., Ltd.	8,556	0.0
1,000		Aiphone Co., Ltd.	14,118	0.0
2,900		Aisan Industry Co., Ltd.	15,023	0.0
2,900		Akatsuki, Inc.	57,507	0.0
24,000		Amada Co. Ltd.	193,721	0.1
500		Arata Corp.	15,456	0.0
2,200		Arealink Co. Ltd.	26,299	0.0
11,600		Arisawa Manufacturing Co., Ltd.	91,993	0.1
17,700		Asahi Diamond Industrial Co., Ltd.	86,072	0.1
1,400		ASKA Pharmaceutical Holdings Co. Ltd.	11,243	0.0
30,600		ASKUL Corp.	403,684	0.2
14,800		Astena Holdings Co. Ltd.	47,382	0.0
10,000		Avant Corp.	104,074	0.1
6,000		Bando Chemical Industries Ltd.	43,596	0.0
2,500		BayCurrent Consulting, Inc.	782,162	0.4
5,100		BML, Inc.	150,838	0.1
1,700		Business Brain Showa-Ota, Inc.	19,333	0.0
3,600		Business Engineering Corp.	73,161	0.1
3,200		Canon Marketing Japan, Inc.	75,149	0.0
2,000		Central Automotive Products Ltd.	36,646	0.0
1,100		Central Security Patrols Co., Ltd.	21,078	0.0
12,700		Citizen Watch Co., Ltd.	55,677	0.0
30,200		CKD Corp.	428,891	0.2
3,400		CMC Corp.	29,196	0.0
1,700		CONEXIO Corp.	16,875	0.0
1,800		Core Corp.	20,594	0.0
2,500		Corona Corp.	15,695	0.0
6,200		Cosmos Initia Co. Ltd.	20,565	0.0
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	10,457	0.0
12,400		Daihen Corp.	390,615	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

500	Daiichi Jitsugyo Co., Ltd.	12,574	0.0
5,900	Dai-ichi Seiko Co. Ltd.	59,765	0.0
15,000	Daikoku Denki Co., Ltd.	143,751	0.1
5,715	Daitron Co., Ltd.	81,193	0.1
2,800	Densan System Holdings Co. Ltd.	50,206	0.0
2,500	Digital Holdings, Inc.	25,435	0.0
25,700	DMG Mori Co. Ltd.	345,156	0.2
1,900	DMS, Inc.	15,630	0.0
9,900	Doshisha Co., Ltd.	117,638	0.1
22,382	DTS Corp.	568,565	0.3
8,600	Ebara Corp.	336,897	0.2
2,200	E-Guardian, Inc.	52,460	0.0
55,300	Eiken Chemical Co., Ltd.	818,006	0.4
4,600	Elematec Corp.	43,424	0.0
13,800	en Japan, Inc.	216,882	0.1
1,200	Enplas Corp.	26,911	0.0
10,100	Exedy Corp.	131,517	0.1
2,160	FIDEA Holdings Co., Ltd.	20,988	0.0
21,400	Fields Corp.	166,672	0.1
8,900	First Bank of Toyama Ltd./The	28,055	0.0
1,200	Foster Electric Co., Ltd.	6,402	0.0
2,100	Freund Corp.	11,707	0.0
1,700	Fudo Tetra Corp.	20,967	0.0
11,800	Fuji Corp.	182,866	0.1
1,400	Fuji Pharma Co. Ltd.	10,532	0.0
8,100	Fuji Soft, Inc.	492,917	0.2
7,900	Fujikura Kasei Co., Ltd.	29,111	0.0
129,900	Fujikura Ltd.	785,273	0.4
1,300	Fukuda Corp.	48,687	0.0
1,100	Fukuda Denshi Co., Ltd.	61,214	0.0
28,800	Fullcast Co., Ltd.	509,739	0.2
5,200	Fuso Pharmaceutical Industries Ltd.	83,803	0.1
1,900	G-7 Holdings, Inc.	21,225	0.0
2,300	Gecoss Corp.	14,209	0.0
5,600	Grandy House Corp.	23,775	0.0
42,700	GungHo Online Entertainment, Inc.	833,172	0.4
77,000	H.U. Group Holdings, Inc.	1,845,296	0.8
2,200	Himaraya Co. Ltd.	16,189	0.0
7,200	Hisamitsu Pharmaceutical Co., Inc.	187,780	0.1
4,500	Hyakujushi Bank Ltd.	57,601	0.0
1,500	Ichiken Co. Ltd.	20,660	0.0
19,100	Ichikoh Industries Ltd.	52,796	0.0
3,500	Ichimasa Kamaboko Co. Ltd.	20,937	0.0
4,500	Ichinen Holdings Co., Ltd.	43,114	0.0
4,700	Ichiyoshi Securities Co., Ltd.	22,149	0.0
3,100	ID Holdings Corp.	19,806	0.0
5,300	I-Net Corp.	51,293	0.0
23,600	Infocom Corp.	379,280	0.2
17,800	Infomart Corp.	62,830	0.0
52,100	INFRONEER Holdings, Inc.	382,442	0.2
28,100	Internet Initiative Japan, Inc.	1,140,968	0.5
1,089	Invincible Investment Corp.	342,580	0.2
10,000	IR Japan Holdings Ltd.	168,357	0.1
14,800	Itoki Corp.	43,952	0.0
4,200	Iwaki Co. Ltd.	31,582	0.0
2,100	JAC Recruitment Co. Ltd.	30,998	0.0
1,100	Jaccs Co., Ltd.	31,461	0.0
3,900	Japan Lifeline Co. Ltd.	29,098	0.0
1,100	Japan System Techniques Co. Ltd.	22,820	0.0
3,400	JBCC Holdings, Inc.	44,020	0.0
7,500	Jeol Ltd.	340,989	0.2
2,000	JFE Systems, Inc.	34,589	0.0
4,100	Jimoto Holdings, Inc.	17,469	0.0
2,100	JINUSHI Co. Ltd.	31,928	0.0
2,500	JK Holdings Co., Ltd.	18,716	0.0
2,200	Joshin Denki Co., Ltd.	33,153	0.0
7,400	JP-Holdings, Inc.	14,267	0.0
400	JUTEC Holdings Corp.	3,221	0.0
600	Kakiyasu Honten Co. Ltd.	10,641	0.0
243	Kamei Corp.	1,965	0.0
14,800	Kaneka Corp.	401,007	0.2
2,100	Kaneko Seeds Co. Ltd.	25,789	0.0
1,600	Kawada Technologies, Inc.	44,104	0.0
69	Kenedix Office Investment Corp.	370,882	0.2
1,200	KFC Ltd.	15,315	0.0
2,260	Kimura Unity Co., Ltd.	13,817	0.0
3,700	Kita-Nippon Bank Ltd.	46,188	0.0
7,900	Kitz Corp.	41,722	0.0
22,300	Komeri Co., Ltd.	448,692	0.2
4,500	Komori Corp.	27,450	0.0
84,200	Konica Minolta, Inc.	298,649	0.1
5,900	Konoike Transport Co. Ltd.	57,273	0.0
1,500	KSK Co. Ltd./Inagi	25,208	0.0
17,500	Kumagai Gumi Co., Ltd.	372,341	0.2
3,100	Kuriyama Holdings Corp.	21,535	0.0
3,700	KYORIN Holdings, Inc.	50,263	0.0
2,200	Kyowa Electronics Instruments Co. Ltd.	5,392	0.0
3,900	Lifedrink Co., Inc.	53,053	0.0
5,000	Makino Milling Machine Co., Ltd.	170,225	0.1
1,600	Makiya Co. Ltd.	8,535	0.0
3,300	MARUKA FURUSATO Corp.	71,820	0.0
2,600	Marvelous, Inc.	13,531	0.0
6,900	Megachips Corp.	172,861	0.1
3,400	Melco Holdings, Inc.	91,142	0.1
4,500	MIMAKI ENGINEERING CO Ltd.	20,571	0.0
6,500	Mito Securities Co., Ltd.	12,982	0.0
2,200	Mitsubishi Research Institute, Inc.	72,682	0.0
1,200	Mitsubishi Shokuhin Co. Ltd.	31,203	0.0
700	Miyaji Engineering Group, Inc.	17,578	0.0
8,800	Morinaga Milk Industry Co., Ltd.	324,482	0.2
800	Morishita Jintan Co. Ltd.	11,449	0.0
3,000	Morita Holdings Corp.	30,405	0.0
3,500	Morito Co. Ltd.	19,741	0.0
13,900	MRK Holdings, Inc.	11,593	0.0
7,000	Mugen Estate Co. Ltd.	25,526	0.0
1,900	Mutoh Holdings Co., Ltd.	29,929	0.0
2,400	Nachi-Fujikoshi Corp.	66,857	0.0
1,100	Nadex Co., Ltd.	6,229	0.0
1,900	Naigai Trans Line Ltd.	29,071	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

3,300	Nakabayashi Co. Ltd.	12,911	0.0
10,287	Nakano Corp.	24,605	0.0
1,200	Nanyo Corp.	16,286	0.0
32,500	NEC Networks & System Integration Corp.	448,607	0.2
18,200	Nextage Co. Ltd.	402,567	0.2
5,600	Ngi Group, Inc.	70,045	0.0
1,200	Nice Holdings, Inc.	15,172	0.0
1,600	Nichiban Co. Ltd.	20,112	0.0
3,700	Nichiha Corp.	76,438	0.0
2,000	Nihon Denkei Co. Ltd.	22,033	0.0
1,600	Nihon Falcom Corp.	15,175	0.0
7,200	Nihon Kohden Corp.	161,094	0.1
5,600	Nihon Unisys Ltd.	119,501	0.1
81	Nippon Accommodations Fund, Inc.	423,254	0.2
2,900	Nippon BS Broadcasting Corp.	21,995	0.0
187	Nippon Chemiphar Co., Ltd.	2,611	0.0
1,900	Nippon Concept Corp.	22,950	0.0
32,700	Nippon Electric Glass Co., Ltd.	651,053	0.3
113,600	Nippon Suisan Kaisha Ltd.	511,431	0.2
2,100	Nippon Systemware Co., Ltd.	38,636	0.0
124,878	Niraku GC Holdings, Inc.	3,579	0.0
54,818	Nissan Tokyo Sales Holdings Co., Ltd.	110,175	0.1
8,531	Nisshin Group Holdings Co. Ltd.	28,507	0.0
26,700	Nisshinbo Holdings, Inc.	212,673	0.1
8,600	Nisso Corp.	38,844	0.0
2,600	Nitto Boseki Co., Ltd.	47,302	0.0
5,100	Nitto Seiko Co., Ltd.	19,831	0.0
3,500	Nittoc Construction Co. Ltd.	22,894	0.0
3,400	NJS Co. Ltd.	50,517	0.0
7,200	Noritz Corp.	80,648	0.1
162,900	North Pacific Bank Ltd.	280,276	0.1
1,200	Ochi Holdings Co. Ltd.	11,076	0.0
1,300	Oita Bank Ltd.	19,131	0.0
8,400	Oki Electric Industry Ltd.	48,533	0.0
2,800	Okuma Corp.	110,016	0.1
13,300	Open House Group Co. Ltd.	580,216	0.3
1,000	Origin Co. Ltd.	9,262	0.0
38,600	Outsourcing, Inc.	347,234	0.2
2,800	Oyo Corp.	37,314	0.0
16,000	Parker Corp.	65,802	0.0
1,800	Pasco Corp.	17,945	0.0
5,700	Pegasus Sewing Machine Manufacturing Co., Ltd.	32,710	0.0
3,400	Pickles Corp.	29,152	0.0
100	Pronexus, Inc.	852	0.0
6,100	Punch Industry Co. Ltd.	21,273	0.0
11,000	Relia, Inc.	91,751	0.1
81,600	Rengo Co., Ltd.	477,209	0.2
27,300	Resorttrust, Inc.	448,826	0.2
900	Rhythm Co. Ltd.	10,508	0.0
1,700	Riken Corp.	30,405	0.0
6,200	Riken Technos Corp.	21,917	0.0
1,000	Saison Information Systems Co. Ltd.	13,761	0.0
1,400	San Holdings, Inc.	19,642	0.0
13,300	Sankyo Co., Ltd.	418,293	0.2
1,519	Sankyo Frontier Co. Ltd.	45,951	0.0
10,900	Sankyu, Inc.	361,453	0.2
12,800	Sansha Electric Manufacturing Co. Ltd.	87,197	0.1
31,600	Santen Pharmaceutical Co., Ltd.	255,965	0.1
43,800	Sanwa Holdings Corp.	473,155	0.2
1,300	Sanyo Denki Co. Ltd.	53,992	0.0
4,300	Sanyo Trading Co. Ltd.	32,668	0.0
13,200	Sawai Group Holdings Co. Ltd.	428,209	0.2
3,100	Saxa Holdings, Inc.	30,258	0.0
1,400	Screen Holdings Co. Ltd.	101,317	0.1
3,600	Seed Co. Ltd./Tokyo	14,255	0.0
6,700	Seino Holdings Co. Ltd.	55,573	0.0
1,800	Sekisui Jushi Corp.	23,524	0.0
800	Shibaura Mechatronics Corp.	60,604	0.0
1,400	Shibusawa Warehouse Co., Ltd.	22,705	0.0
5,600	Shimamura Co., Ltd.	537,004	0.3
36,000	Shinko Electric Industries	927,132	0.4
3,800	Shinoken Group Co. Ltd.	31,474	0.0
3,700	Sinfonia Technology Co. Ltd.	40,277	0.0
1,700	SK-Electronics Co., Ltd.	12,204	0.0
900	SMK Corp.	14,907	0.0
4,800	Sodick Co., Ltd.	30,029	0.0
7,400	Softcreate Holdings Corp.	229,709	0.1
7,169	Soken Chemical & Engineering Co. Ltd.	101,554	0.1
4,600	Soliton Systems KK	46,760	0.0
2,400	Space Co. Ltd.	16,392	0.0
4,400	SPK Corp.	46,221	0.0
2,600	Sprix Ltd.	20,243	0.0
3,000	Star Mica Holdings Co. Ltd.	35,862	0.0
3,300	Star Micronics Co., Ltd.	42,763	0.0
15,000	Starts Corp., Inc.	325,589	0.2
32,800	Sumitomo Forestry Co., Ltd.	509,270	0.2
2,800	Sumitomo Heavy Industries	64,064	0.0
15,900	Sumitomo Pharma Co. Ltd.	124,520	0.1
1,700	Sun Corp.	26,010	0.0
5,300	Sun Frontier Fudousan Co., Ltd.	44,431	0.0
1,600	Suzuden Corp.	25,034	0.0
22,400	Suzuken Co., Ltd.	619,113	0.3
900	T RAD Co., Ltd.	17,596	0.0
2,690	Tachikawa Corp.	22,368	0.0
13,500	Taiyo Yuden Co., Ltd.	479,791	0.2
2,200	Takaoka Toko Co. Ltd.	31,984	0.0
63,400	Takara Leben Co., Ltd.	176,081	0.1
1,500	Takasago International Corp.	29,095	0.0
21,400	Takeuchi Manufacturing Co. Ltd.	413,554	0.2
2,600	Takuma Co., Ltd.	27,507	0.0
2,400	Tanabe Consulting Co. Ltd.	12,327	0.0
800	Techno Medica Co. Ltd.	9,502	0.0
18,700	TechnoPro Holdings, Inc.	434,565	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

13,900		TOA Road Corp.	621,544	0.3
22,900		Tochigi Bank Ltd.	51,430	0.0
3,300		Toell Co. Ltd.	22,774	0.0
2,700		Togami Electric Manufacturing Co. Ltd.	35,813	0.0
1,100		Toho Holdings Co., Ltd.	16,845	0.0
5,400		Tokyo Keiki, Inc.	54,634	0.0
6,200		Tokyo Ohka Kogyo Co., Ltd.	321,470	0.2
11,700		Tokyo Seimitsu Co., Ltd.	406,481	0.2
8,700		Tokyotokeiba Co., Ltd.	269,488	0.1
15,300		TOMONY Holdings, Inc.	36,209	0.0
1,800		Tonami Holdings Co., Ltd.	48,904	0.0
5,200		Tosei Corp.	49,939	0.0
5,100		Towa Pharmaceutical Co., Ltd.	97,030	0.1
3,700		Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	25,290	0.0
44,700		Toyo Tire & Rubber Co., Ltd.	600,772	0.3
2,500		TPR Co., Ltd.	23,502	0.0
6,600		Transcosmos, Inc.	187,259	0.1
9,200		Trusco Nakayama Corp.	130,928	0.1
800		Tsubakimoto Kogyo Co., Ltd.	22,729	0.0
1,800		Uchida Yoko Co., Ltd.	67,846	0.0
1,700		UNIRITA, Inc.	22,310	0.0
36,100		Ushio, Inc.	499,124	0.2
19,200		Valor Holdings Co., Ltd.	270,730	0.1
2,000		VINX Corp.	22,041	0.0
7,800	(1)	Vision, Inc./Tokyo Japan	68,425	0.0
600		WDB coco Co. Ltd.	21,721	0.0
11,900		West Holdings Corp.	366,544	0.2
5,500		Will Group, Inc.	50,308	0.0
4,200		Xebio Holdings Co., Ltd.	29,110	0.0
2,300		YAMADA Consulting Group Co. Ltd.	20,217	0.0
2,300		Yamaichi Electronics Co., Ltd.	30,914	0.0
1,700		Yondenko Corp.	23,368	0.0
3,476		Yuasa Trading Co., Ltd.	94,391	0.1
3,400		Yushin Precision Equipment Co., Ltd.	18,073	0.0
1,700		Zaoh Co. Ltd.	24,966	0.0
13,400		Zenkoku Hosho Co. Ltd.	455,882	0.2
29,900		Zeon Corp.	303,611	0.2
9,400		ZIGExN Co. Ltd.	24,156	0.0
			39,403,076	17.5

		Luxembourg: 0.0%
1,292		Majorel Group Luxembourg SA	30,277	0.0
1,125		Stabilus SE	63,403	0.0
			93,680	0.0

		Malaysia: 0.1%
57,500		AFFIN Bank Bhd	27,558	0.1
10,900		Allianz Malaysia Bhd	31,349	0.0
84,300		CSC Steel Holdings Bhd	22,565	0.0
47,000		Deleum Bhd	6,468	0.0
97,800	(1)	KSL Holdings BHD	17,930	0.0
20,754		Kumpulan Fima BHD	11,379	0.0
210,000		Media Chinese International Ltd.	7,124	0.0
82,400		MKH Bhd	22,977	0.0
3,245		Nylex Malaysia BHD	183	0.0
30,700		Sarawak Plantation Bhd	15,107	0.0
			162,640	0.1

		Malta: 0.0%
58		Kindred Group PLC - SDR	511	0.0

		Mauritius: 0.0%
21,280		Capital Ltd.	23,997	0.0

		Mexico: 0.3%
75,094	(1)	Vista Energy SAB de CV ADR	659,325	0.3

		Netherlands: 2.7%
15,054		Aalberts NV	645,151	0.3
4,102		Arcadis NV	151,673	0.1
2,428	(1)	Argenx SE ADR	884,302	0.4
19,294		ASR Nederland NV	806,437	0.3
6,893		BE Semiconductor Industries NV	370,027	0.2
13,733		Brunel International NV	155,557	0.1
5,498	(3)	Euronext NV	447,968	0.2
53,639	(1)	Fugro NV	638,426	0.3
3,217		Kendrion NV	50,667	0.0
608		Nedap N.V.	35,917	0.0
4,192		OCI NV	145,532	0.1
12,162		Randstad NV	614,702	0.3
22,142	(3)	Signify NV	719,125	0.3
478,561	(1),(2),(4)	SNS Reaal NV	–	–
5,776		TKH Group NV	237,109	0.1
3,201		Vastned Retail NV	77,564	0.0
			5,980,157	2.7

		New Zealand: 0.2%
26,351	(1)	Bathurst Resources Ltd.	18,863	0.0
8,705	(1)	Channel Infrastructure NZ Ltd.	6,643	0.0
5,726	(1),(2)	Eroad Ltd.	7,766	0.0
6,859		Fletcher Building Ltd.	22,316	0.0
6,587		Fletcher Building Ltd.	21,498	0.0
2,632		Mainfreight Ltd.	127,855	0.1
49,644		NZME Ltd.	36,132	0.0
8,701		PGG Wrightson Ltd.	24,617	0.0
8,037		Scales Corp. Ltd.	21,861	0.0
17,360		Skellerup Holdings Ltd.	61,415	0.0
61,716	(1)	Sky Network Television Ltd.	89,593	0.1
27,325	(1)	Tourism Holdings Ltd.	42,259	0.0
			480,818	0.2

		Norway: 1.2%
32,008		ABG Sundal Collier ASA	19,473	0.0
12,899		American Shipping Co. ASA	53,036	0.0
74,984		Belships ASA	143,642	0.1
170		Bouvet ASA	1,131	0.0
260,757		DNO ASA	375,185	0.2
43,461	(2)	Golden Ocean Group Ltd.	474,594	0.2
1,039		Golden Ocean Group Ltd.	11,472	0.0
18,256		Grieg Seafood ASA	280,326	0.1
11,091	(1)	Hoegh Autoliners ASA	39,647	0.0
320		Medistim ASA	9,767	0.0
242,488		MPC Container Ships ASA	591,380	0.3
6,522		Pareto Bank ASA	35,715	0.0
267,947	(1)	Petronor E&P ASA	25,812	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

3,770		Protector Forsikring ASA	44,467	0.1
1,938		Sparebank 1 Nord Norge	18,748	0.0
3,785		Sparebanken More	28,549	0.0
36,991		Sparebanken Vest	356,598	0.2
5,034		TGS Nopec Geophysical Co. ASA	74,720	0.0
5,042		Western Bulk Chartering AS	27,678	0.0
2,084		Wilh Wilhelmsen Holding ASA	51,906	0.0
			2,663,846	1.2

		Philippines: 0.0%
31,770		Ginebra San Miguel, Inc.	55,932	0.0

		Poland: 0.2%
378		Amica Wronki SA	5,764	0.0
2,061		Asseco South Eastern Europe SA	19,332	0.0
12		Budimex SA	655	0.0
31,188	(1)	Jastrzebska Spolka Weglowa SA	339,960	0.2
317	(2)	Stalprodukt SA	17,028	0.0
2,480		Tim SA/Siechnice	14,041	0.0
10,560	(1)	Zespol Elektrowni Patnow Adamow Konin SA	64,265	0.0
			461,045	0.2

		Portugal: 0.1%
56,765		Sonae SGPS SA	64,585	0.0
44,091		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	166,463	0.1
			231,048	0.1

		Qatar: 0.0%
54,497		Doha Bank QPSC	37,561	0.0

		Singapore: 1.3%
3,802		Boustead Singapore Ltd.	2,532	0.0
43,400		China Aviation Oil Singapore Corp. Ltd.	27,023	0.0
128,434		China Sunsine Chemical Holdings Ltd.	40,390	0.0
45,800		CSE Global Ltd.	15,251	0.0
112,600		First Resources Ltd.	112,734	0.1
30,600		Frasers Centrepoint Ltd.	23,259	0.0
611,900		Frasers Logistics & Commercial Trust	638,761	0.3
508,000		Geo Energy Resources Ltd.	156,882	0.1
559,000		Golden Agri-Resources Ltd.	105,254	0.1
1,986		Grindrod Shipping Holdings Ltd.	35,692	0.0
9		Ho Bee Land Ltd.	18	0.0
26,200		Hour Glass Ltd./The	42,183	0.0
553,000		IGG, Inc.	221,780	0.1
616,900		Jiutian Chemical Group Ltd.	41,217	0.0
57,100		LHN Ltd.	12,194	0.0
114,100		Pacific Century Regional Developments Ltd.	33,496	0.0
157,600		Riverstone Holdings Ltd.	88,988	0.1
522,700		SembCorp Industries Ltd.	1,102,837	0.5
83,600		Sing Holdings Ltd.	22,997	0.0
13,300		Sing Investments & Finance Ltd.	14,345	0.0
78,392		Tai Sin Electric Ltd.	22,132	0.0
67,951		Tiong Woon Corp. Holding Ltd.	26,456	0.0
57,500		Wing Tai Holdings Ltd.	70,369	0.0
			2,856,790	1.3

		South Africa: 0.6%
46,167	(1)	ArcelorMittal South Africa Ltd.	18,167	0.0
14,031		Ninety One Ltd.	34,275	0.0
55,445	(1)	Petra Diamonds Ltd.	70,501	0.0
27,924	(1)	Sappi Ltd.	92,474	0.1
62,569		Sylvania Platinum Ltd.	66,672	0.0
58,815		Thungela Resources Ltd.	1,036,416	0.5
			1,318,505	0.6

		South Korea: 3.5%
167		Asia Holdings Co., Ltd.	15,987	0.0
3,722		Cosmax, Inc.	198,549	0.1
6,319		Coway Co. Ltd.	311,725	0.2
2,725		Cuckoo Holdings Co. Ltd.	36,257	0.0
33,171		Dae Hyun Co. Ltd.	55,842	0.0
16,242		Daeduck Electronics Co. Ltd. / New	357,480	0.2
14,163		Daewon San Up Co. Ltd.	58,220	0.0
2,377		Daewoong Pharmaceutical Co., Ltd.	336,349	0.2
5,427		Dentium Co. Ltd.	358,133	0.2
142		Dongil Industries Co. Ltd.	19,694	0.0
8,077		Eusu Holdings Co. Ltd.	37,307	0.0
1,300		Fursys, Inc.	31,704	0.0
6,033		Hanyang Securities Co. Ltd.	51,617	0.0
2,040		IDIS Holdings Co. Ltd.	21,133	0.0
5,550		JB Financial Group Co. Ltd.	31,905	0.0
11,581		JYP Entertainment Corp.	496,698	0.2
1,343		KCC Corp.	301,972	0.1
3,015		Kolon Corp.	58,292	0.0
74,322		Korea Asset In Trust Co. Ltd.	198,291	0.1
11,037		Korea Real Estate Investment Trust Co.	14,260	0.0
531		KPX Chemical Co. Ltd.	20,166	0.0
3,470		LEADCORP, Inc./The	22,151	0.0
3,470		LEENO Industrial, Inc.	352,644	0.2
1,996		LF Corp.	26,860	0.0
2,253		LG Innotek Co. Ltd.	631,695	0.3
15,961	(1)	Lock&Lock Co. Ltd.	101,623	0.1
3,639		Lotte Chilsung Beverage Co., Ltd.	497,497	0.2
7,450		LOTTE Fine Chemical Co. Ltd.	377,919	0.2
6,621		LX International Corp.	167,766	0.1
9,792		LX Semicon Co. Ltd.	753,446	0.3
1,062		Mando Corp.	31,812	0.0
145		Mi Chang Oil Industrial Co. Ltd.	8,963	0.0
685		Nice Information & Telecommunication, Inc.	13,354	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

5,050		Osstem Implant Co. Ltd.	431,878	0.2
4,885		Partron Co. Ltd.	32,518	0.0
4,305		PHA Co. Ltd.	26,134	0.0
3,023		Rayence Co. Ltd.	24,629	0.0
613		Sam Jung Pulp Co. Ltd.	12,669	0.0
8,006		Sam Young Electronics Co. Ltd.	66,801	0.0
3,844		Sambo Corrugated Board Co. Ltd.	29,594	0.0
34,453	(1)	Samsung Engineering Co. Ltd.	521,496	0.2
9,193		Seah Besteel Holdings Corp.	110,217	0.1
298		SeAH Holdings Corp.	22,265	0.0
1,354		Shinsegae Engineering & Construction Co. Ltd.	27,240	0.0
10,720		SNT Dynamics Co., Ltd.	69,241	0.0
126		Taekwang Industrial Co. Ltd.	87,372	0.1
15,087		Youngone Corp.	469,487	0.2
			7,928,852	3.5

		Spain: 2.3%
54,528		Acerinox S.A.	531,992	0.2
8,523		Almirall SA	82,289	0.0
47,473		Applus Services SA	344,731	0.2
13,048		Atlantica Yield plc	465,292	0.2
132,895		Bankinter S.A.	654,311	0.3
28,692		Cia de Distribucion Integral Logista Holdings SA	591,430	0.3
11,644		Corp ACCIONA Energias Renovables SA	510,313	0.2
101,419		Faes Farma SA	432,241	0.2
17,598		Laboratorios Farmaceuticos Rovi SA	921,411	0.4
45,380		Merlin Properties Socimi SA	486,735	0.2
7,389		Naturhouse Health SAU	12,989	0.0
1,482		Pharma Mar SA	91,290	0.1
			5,125,024	2.3

		Sweden: 2.0%
96		Beijer Alma AB	1,928	0.0
2,310		Bergman & Beving AB	24,533	0.0
11,877		Betsson AB	81,987	0.0
17,650		BioGaia AB	166,041	0.1
34,964		Biotage AB	769,150	0.4
684		Bjorn Borg AB	2,639	0.0
5,180		Boule Diagnostics AB	13,320	0.0
674		BTS Group AB	23,933	0.0
4,123		Byggmax Group AB	20,018	0.0
2	(1)	Careium AB	2	0.0
8,853		Catella AB	29,806	0.0
20,454		Cibus Nordic Real Estate AB	366,620	0.2
2,928		Clas Ohlson AB	33,213	0.0
43,453	(3)	Dometic Group AB	294,686	0.1
6,300	(1)	Doro AB	9,894	0.0
3,187	(1)	Ferronordic AB	9,717	0.0
5,736		FM Mattsson Mora Group AB	35,617	0.0
12,512		Hanza AB	68,566	0.0
959		HMS Networks AB	45,715	0.0
21,887		Intrum AB	467,506	0.2
10,089		Inwido AB	122,421	0.1
1,390		MEKO AB	16,340	0.0
549	(1)	Micro Systemation AB	2,585	0.0
166,960	(1)	Net Insight AB	69,176	0.0
8,519		New Wave Group AB	130,572	0.1
11,078		Nilorngruppen AB	121,439	0.1
4,168		OEM International AB	31,446	0.0
354		Probi AB	8,604	0.0
5,165	(1)	RaySearch Laboratories AB	36,899	0.0
16,499		Rottneros AB	26,010	0.0
9,476		Saab AB	342,781	0.2
10,346		Softronic AB	25,498	0.0
9,904		Tethys Oil AB	66,554	0.0
21,995		Trelleborg AB	540,429	0.3
4,667		Volati AB	66,018	0.0
47,428		Wihlborgs Fastigheter AB	404,426	0.2
			4,476,089	2.0

		Switzerland: 3.6%
2,577		Ascom Holding AG	20,090	0.0
35		Bossard Holding AG	7,801	0.0
1,728		Bucher Industries AG	663,443	0.3
276		Burckhardt Compression Holding AG	124,690	0.1
558		Burkhalter Holding AG	43,850	0.1
1,045		Calida Holding AG	50,252	0.0
21		Carlo Gavazzi Holding AG	6,344	0.0
3,519		Coca-Cola HBC AG	86,609	0.0
2,007		Comet Holding AG	370,154	0.2
445		Feintool International Holding AG	9,592	0.0
275		Forbo Holding AG	369,288	0.2
9,642	(3)	Galenica AG	763,362	0.3
663		Huber & Suhner AG	59,698	0.0
12,422		Julius Baer Group Ltd.	642,342	0.3
7,152		Kudelski SA	21,890	0.0
353		Leonteq AG	21,047	0.0
5,940		Meier Tobler Group AG	165,217	0.1
17		Metall Zug AG	34,380	0.0
2,028		Mikron Holding AG	19,607	0.0
8,174		Mobilezone Holding AG	145,888	0.1
14,450		OC Oerlikon Corp. AG	111,830	0.1
47		Phoenix Mecano AG	16,898	0.0
7,605		PSP Swiss Property AG	909,499	0.4
907		Rieter Holding AG	102,929	0.0
733		Siegfried Holding AG	542,459	0.2
7,009		Sulzer AG	469,844	0.2
3,600		Swissquote Group Holding SA	437,667	0.2
3,033		Tecan Group AG	1,077,129	0.5
732		u-blox Holding AG	85,688	0.0
9,453		Vontobel Holding AG	621,785	0.3
119	(1)	V-ZUG Holding AG	9,739	0.0
			8,011,011	3.6

		Taiwan: 0.6%
4,000		Acter Group Corp. Ltd.	25,537	0.0
147,000		Chien Kuo Construction Co. Ltd.	67,171	0.0
98,000		CTCI Corp.	145,642	0.1
71,000		Everlight Electronics Co., Ltd.	99,026	0.1
170,000		General Interface Solution Holding Ltd.	445,229	0.2
30,000		Global Mixed Mode Technology, Inc.	148,395	0.1
22,000		Kedge Construction Co. Ltd.	40,994	0.0
139,107		Kindom Construction Co.	139,772	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

20,000		Lida Holdings Ltd.	19,585	0.0
12,000		Lumax International Corp., Ltd.	27,424	0.0
23,000		Nexcom International Co. Ltd.	25,234	0.0
50,000		Rechi Precision Co. Ltd.	28,312	0.0
19,000		Rich Honour International Designs Co. Ltd.	27,230	0.0
43,000		Taiwan Fire & Marine Insurance Co. Ltd.	28,094	0.0
23,100		Userjoy Technology Co. Ltd.	52,922	0.0
			1,320,567	0.6

		Thailand: 0.4%
97,800		Bumrungrad Hospital PCL	487,366	0.2
24,000		Haad Thip PCL	19,204	0.0
77,500		MCS Steel PCL	24,372	0.0
35,700		MK Restaurants Group PCL	49,813	0.0
98,900		Pruksa Holding PCL	33,520	0.0
50,500		Rajthanee Hospital PCL	52,133	0.0
215,800		Ratchaphruek Hospital PCL	37,180	0.0
105,400		Supalai PCL	55,750	0.1
24,900		Thai Stanley Electric PCL - NVDR	114,776	0.1
			874,114	0.4

		Ukraine: 0.0%
2,452		Astarta Holding NV	12,797	0.0

		United Arab Emirates: 0.1%
23,964		Commercial Bank of Dubai PSC	31,642	0.0
98,080	(1)	Emaar Development PJSC	118,591	0.1
			150,233	0.1

		United Kingdom: 10.7%
188,966		888 Holdings PLC	338,512	0.2
2,565		A.G.BARR PLC	16,909	0.0
31,345	(1)	Abcam PLC	468,450	0.2
3,244	(1)	accesso Technology Group PLC	24,176	0.0
261,387	(3)	Airtel Africa PLC	505,267	0.2
9,959		Animalcare Group PLC	33,959	0.0
10,742		Belvoir Group PLC	31,046	0.0
43,077		Bovis Homes Group PLC	485,606	0.2
20,148		Brickability Group PLC	21,347	0.0
825,444	(1)	Centrica Plc	884,465	0.4
7,956		Cerillion PLC	106,093	0.1
2,399		Character Group PLC/The	14,096	0.0
1,319		Chesnara PLC	4,752	0.0
35,768		Computacenter PLC	1,130,777	0.5
3,539		Craneware PLC	81,024	0.0
10,392		Cranswick PLC	422,691	0.2
20,271		CVS Group PLC	425,589	0.2
1,431		Dechra Pharmaceuticals PLC	64,399	0.0
55,001		Drax Group PLC	527,611	0.2
2,897	(1)	Eagle Eye Solutions Group PLC	19,669	0.0
71,326	(1)	easyJet PLC	348,373	0.2
4,019	(1)	Endava PLC ADR	409,938	0.2
15,796		Endeavour Mining PLC	311,590	0.2
8,545	(1)	Ergomed PLC	125,530	0.1
4,087		FDM Group Holdings PLC	46,100	0.0
14,872		Finsbury Food Group PLC	13,048	0.0
156,120		Firstgroup PLC	254,977	0.1
11,011	(1)	Frasers Group PLC	120,480	0.1
23,768		Future PLC	532,531	0.2
85,471		Gem Diamonds Ltd.	45,798	0.0
16,563		Greggs PLC	412,951	0.2
11,233		Gulf Keystone Petroleum Ltd.	32,333	0.0
580		Halfords Group PLC	1,213	0.0
104,401		Harbour Energy PLC	466,850	0.2
3,550		Hargreaves Services PLC	22,654	0.0
33,200		Hikma Pharmaceuticals PLC	701,751	0.3
13,828		Howden Joinery Group PLC	114,144	0.1
52,031		IG Group Holdings PLC	504,820	0.2
33,015		IMI PLC	539,105	0.2
67,651		Inchcape PLC	692,423	0.3
89,261	(1)	Indivior PLC	349,560	0.2
24,316		International Game Technology PLC	460,788	0.2
76,173		International Personal Finance PLC	89,239	0.1
102,043		Investec PLC - INP - ZAR	543,370	0.3
46,449		Investec PLC - INVP - GBP	251,274	0.1
350		Judges Scientific PLC	36,315	0.0
26,179		Just Group PLC	22,805	0.0
3,215		Keystone Law Group PLC	20,359	0.0
4,046	(1)	Kooth Plc	6,282	0.0
192,174		LondonMetric Property PLC	586,012	0.3
24,352		Luxfer Holdings PLC	397,912	0.2
24,278		Macfarlane Group PLC	34,296	0.0
243,067		Man Group PLC/Jersey	808,624	0.4
258,374	(1)	Marks & Spencer Group PLC	447,939	0.2
62,676	(1)	Mcbride PLC	12,251	0.0
31,691		Mears Group PLC	74,485	0.0
88,863		Micro Focus International PLC	309,566	0.1
5,425		Morgan Sindall PLC	134,500	0.1
3,725		MP Evans Group PLC	37,198	0.0
2,776		Next Fifteen Communications Group PLC	34,758	0.0
73,860		Ninety One PLC	184,571	0.1
18,017		Norcros PLC	48,929	0.0
13,291		Numis Corp. PLC	41,887	0.0
105,135		OSB Group PLC	675,364	0.3
39,873	(1)	Oxford Biomedica PLC	234,533	0.1
30,578		Oxford Metrics PLC	38,169	0.0
40,963		Pagegroup PLC	228,000	0.1
26,072		Pan African Resources PLC	6,410	0.0
39,235	(1)	Pendragon PLC	10,512	0.0
96,009		Pets at Home Group Plc	385,220	0.2
15,419		Polar Capital Holdings PLC	91,879	0.0
21,596		QinetiQ PLC	100,580	0.0
89,943		Redrow PLC	635,956	0.3
2,983		Robert Walters PLC	19,689	0.0
49,800		RS GROUP PLC	628,711	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

59,969	Safestore Holdings PLC	835,048	0.4
11,748	Sanderson Design Group PLC	15,380	0.0
31,544	Savills PLC	459,896	0.2
332,889	Serco Group PLC	765,879	0.3
24,103	Severfield PLC	17,259	0.0
1,505	Solid State PLC	20,344	0.0
46,641	Speedy Hire PLC	26,664	0.0
147,755	Spirent Communications PLC	508,232	0.2
44,248	SThree PLC	203,233	0.1
5,460	Stolt-Nielsen Ltd.	116,343	0.1
32,300	(1) Sureserve Group PLC	33,828	0.0
44,634	Tate & Lyle PLC	437,253	0.2
5,909	Telecom Plus PLC	162,427	0.1
26,086	Travis Perkins PLC	334,806	0.2
148,927	Tritax Big Box REIT Plc	358,308	0.2
163,431	Virgin Money UK PLC	285,051	0.1
1,875	Vp PLC	20,002	0.0
3,585	YouGov PLC	47,806	0.0
		23,938,749	10.7

	United States: 0.8%
21,770	(1) Civeo Corp.	645,916	0.3
15,100	(1) Hamilton Thorne Ltd.	18,867	0.0
7,259	(1) MeiraGTx Holdings plc	60,104	0.0
7,362	(1) Nova Ltd.	775,587	0.3
17,599	SSR Mining, Inc.	290,121	0.1
15,189	(1) Viemed Healthcare, Inc.	119,088	0.1
		1,909,683	0.8

	Total Common Stock
	(Cost $228,833,145)	214,619,275	95.6

EXCHANGE-TRADED FUNDS: 1.2%
63,347	Vanguard FTSE Developed Markets ETF	2,721,387	1.2

	Total Exchange-Traded Funds
	(Cost $2,856,474)	2,721,387	1.2

PREFERRED STOCK: 0.5%
	Brazil: 0.2%
32,700	Metalurgica Gerdau SA	64,400	0.1
132,200	Usinas Siderurgicas de Minas Gerais SA Usiminas	220,500	0.1
		284,900	0.2

	Germany: 0.3%
7,874	Draegerwerk AG & Co. KGaA	413,145	0.2
130	KSB SE & Co. KGaA	44,416	0.0
20,789	Schaeffler AG	122,457	0.1
116	STO AG	17,999	0.0
1,593	Villeroy & Boch AG	30,608	0.0
		628,625	0.3

	South Africa: 0.0%
776	Absa Bank Ltd.	43,423	0.0

	Sweden: 0.0%
12,677	NP3 Fastigheter AB	36,350	0.0

	Total Preferred Stock
	(Cost $1,154,876)	993,298	0.5

RIGHTS: –%
	United Kingdom: –%
34	(1) Solid State PLC	–	–

	Total Rights
	(Cost $–)	–	–

CLOSED-END FUNDS: 0.0%
	Guernsey: 0.0%
69,854	UK Commercial Property Trust Ltd.	65,578	0.0

	Total Closed-End Funds
	(Cost $74,966)	65,578	0.0

	Total Long-Term Investments
	(Cost $232,919,461)	218,399,538	97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Repurchase Agreements: 0.5%
254,834	(5)	BNP Paribas S.A., Repurchase Agreement dated 07/29/22, 2.23%, due 08/01/22 (Repurchase Amount $254,881, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $259,931, due 08/15/22-05/15/52)	254,834	0.1
1,000,000	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,000,189, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 08/25/22-05/20/52)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $1,254,834)		1,254,834	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
1,936,453	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.730%
	(Cost $1,936,453)	1,936,453	0.9

	Total Short-Term Investments
	(Cost $3,191,287)	3,191,287	1.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Total Investments in Securities (Cost $236,110,748)	$221,590,825	98.7
Assets in Excess of Other Liabilities	2,917,268	1.3
Net Assets	$224,508,093	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2022.

Sector Diversification	Percentage of Net Assets
Industrials	21.3%
Materials	11.9
Health Care	11.3
Information Technology	10.7
Consumer Discretionary	8.7
Energy	7.5
Real Estate	7.4
Financials	6.9
Communication Services	4.4
Utilities	3.2
Consumer Staples	2.8
Exchange-Traded Funds	1.2
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	1.3
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$692,708	$20,807,621	$–	$21,500,329
Austria	46,520	592,220	–	638,740
Belgium	150,962	91,456	–	242,418
Brazil	1,525,088	–	–	1,525,088
Canada	28,499,069	–	–	28,499,069
China	155,989	2,508,247	–	2,664,236
Denmark	230,885	2,274,853	–	2,505,738
Egypt	–	29,504	–	29,504

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Finland	460,599	1,441,976	–	1,902,575
France	1,324,183	13,545,609	–	14,869,792
Germany	94,663	14,501,703	–	14,596,366
Greece	–	94,158	–	94,158
Guernsey	–	369,465	–	369,465
Hong Kong	114,246	4,318,965	–	4,433,211
India	–	546,451	–	546,451
Indonesia	466,804	894,732	–	1,361,536
Ireland	542,166	1,187,530	–	1,729,696
Israel	3,532,446	1,602,675	–	5,135,121
Italy	–	3,799,732	–	3,799,732
Japan	195,552	39,207,524	–	39,403,076
Luxembourg	–	93,680	–	93,680
Malaysia	57,835	104,805	–	162,640
Malta	–	511	–	511
Mauritius	23,997	–	–	23,997
Mexico	659,325	–	–	659,325
Netherlands	920,219	5,059,938	–	5,980,157
New Zealand	–	480,818	–	480,818
Norway	635,245	2,028,601	–	2,663,846
Philippines	–	55,932	–	55,932
Poland	19,805	441,240	–	461,045
Portugal	166,463	64,585	–	231,048
Qatar	37,561	–	–	37,561
Singapore	186,447	2,670,343	–	2,856,790
South Africa	1,155,530	162,975	–	1,318,505
South Korea	8,963	7,919,889	–	7,928,852
Spain	1,255,253	3,869,771	–	5,125,024
Sweden	491,717	3,984,372	–	4,476,089
Switzerland	78,230	7,932,781	–	8,011,011
Taiwan	–	1,320,567	–	1,320,567
Thailand	52,133	821,981	–	874,114
Ukraine	–	12,797	–	12,797
United Arab Emirates	31,642	118,591	–	150,233
United Kingdom	5,947,677	17,991,072	–	23,938,749
United States	1,909,683	–	–	1,909,683
Total Common Stock	51,669,605	162,949,670	–	214,619,275
Exchange-Traded Funds	2,721,387	–	–	2,721,387
Preferred Stock	358,931	634,367	–	993,298
Rights	–	–	–	–
Closed-End Funds	–	65,578	–	65,578
Short-Term Investments	1,936,453	1,254,834	–	3,191,287
Total Investments, at fair value	$56,686,376	$164,904,449	$–	$221,590,825

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $238,464,505.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$16,684,517
Gross Unrealized Depreciation	(33,102,852)

Net Unrealized Depreciation	$(16,418,335)